TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses (Benefits) and Amount Computed by Applying Statutory Tax Rate to Income (Loss) from Continuing Operations before Income Taxes) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before income taxes	$ (32,975)	$ (160,407)	$ 19,381
Income tax at applicable tax rate of 25%	(8,244)	(40,102)	4,845
Effect of international tax rate differences	8,236	6,891	472
Non-deductible expenses	6,419	16,042	7,671
Non-taxable income	(535)	(1,145)
Effect of tax holidays or preferential tax rates	(756)	(3,489)	(9,457)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	298		(1,725)
Investment basis difference in the PRC Domestic Entities			2,696
Withholding tax	4,711	11,720
Research and development super-deduction	(3,185)	(2,703)
Changes in valuation allowance	1,327	1,273	8,845
Expiration of loss carry forwards	124	101
Expiration of unrecognized tax benefits due to applicable statute of limitations	(13,090)	(8,881)	(4,302)
Interest and penalties on unrecognized tax benefits	(7,168)	1,304	9,307
Others	2,319
Effective Income Tax Reconciliation Adjustments Total, Total	$ (9,544)	$ (18,989)	$ 18,352